TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	Rp 1,374	Rp 1,471
Purchases of equipments, materials and services	732	829
Payables to other telecommunication providers	136	189
Sub-total	2,242	2,489
Third parties
Purchases of equipments, materials and services	10,563	10,849
Payables to other telecommunication providers	1,070	1,428
Sub-total	11,633	12,277
Total	Rp 13,875	Rp 14,766